Summary of Significant Accounting Policies (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2023 segment	Apr. 30, 2018	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Nov. 30, 2019 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Assets			$ 11,018,793,000	$ 10,475,493,000
Operating Lease, Liability, Statement of Financial Position [Extensible List]			us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Years of employment benefits are based upon			5 years
Unrecognized tax benefits			$ 0	$ 0
Income tax penalties and interest expense			0	0	$ 0
Accrued interest receivable associated with debt securities available-for-sale			5,200,000	4,700,000
Financing receivable, accrued interest receivable			34,700,000	33,500,000
Goodwill			$ 110,715,000	110,715,000
Columbia Bank Employee Stock Ownership Plan
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Loan term		20 years	20 years
Building
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			40 years
Minimum
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Defined contribution plan, employer matching contribution, percent of match			3.00%
Minimum | Land and building improvements
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			10 years
Minimum | Furniture and Equipment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			2 years
Maximum
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Defined contribution plan, employer matching contribution, percent of match			4.50%
Maximum | Land and building improvements
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			20 years
Maximum | Furniture and Equipment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			10 years
Variable Interest Entity, Not Primary Beneficiary
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Assets							$ 7
Stewardship Statutory Trust I
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Ownership percentage by parent							100.00%
Northfield Bancorp, Inc. [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Assets			$ 5,754,010,000	5,666,378,000
Defined contribution plan, employer matching contribution, percent of match			25.00%
Unrecognized tax benefits			$ 829,000	407,000	299,000	$ 87,000
Number of operating segment | segment	1
Accrued interest receivable associated with debt securities available-for-sale			4,200,000	3,100,000
Impairment for all non-accrual loans held-for-investment, individually evaluated			500,000
Financing receivable, accrued interest receivable			$ 15,900,000	12,500,000
Financing receivable, accrued interest, after allowance for credit loss, statement of financial position			Accrued interest receivable
Threshold of membership investment component, percentage			0.125%
Threshold of membership investment component			$ 1,000
Activity based investment component as a percentage of outstanding advances			4.50%
Goodwill impairment			$ 41,012,000	$ 0	$ 0
Goodwill			$ 0
ESOP repayment period (years)			30 years
Effect of non-vested restricted stock and stock options outstanding (in shares) | shares			56,564	61,290	77,772
Northfield Bancorp, Inc. [Member] | Building
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			40 years
Northfield Bancorp, Inc. [Member] | Software
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			3 years
Northfield Bancorp, Inc. [Member] | Minimum | Furniture and Equipment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			5 years
Northfield Bancorp, Inc. [Member] | Maximum | Furniture and Equipment
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Property, plant and equipment, useful life			7 years